Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$2	$—
Non-derivatives
Listed stocks - domestic	8	3

	$10	$3

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$441	$648
Non-listed stocks - foreign	236	237
Limited partnership - domestic	—	24

	$677	$909

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$6

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2020
Forward exchange contracts - buy	NT$/EUR	2021.03	NT$50/EUR2
Forward exchange contracts - sell	US$/NT$	2021.02-03	US$14/NT379

December 31, 2021
Forward exchange contracts - buy	NT$/EUR	2022.03	NT$257/EUR8

The Company entered into the above forward exchange contracts to manage its exposure to foreign currency risk due to fluctuations in exchange rates.  However, the aforementioned derivatives did not meet the criteria for hedge accounting.